UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

(Initial and L Classes)

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	40.81%
Fixed Interest Contract	22.37%
International Equity	7.08%
Large-Cap Equity	16.21%
Mid-Cap Equity	7.07%
Short-Term Bond	6.46%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)

Actual	$1,000.00	$1,032.70	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	32.58%
Fixed Interest Contract	21.67%
International Equity	11.21%
Large-Cap Equity	23.40%
Mid-Cap Equity	8.11%
Small-Cap Equity	3.03%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)

Actual	$1,000.00	$1,035.20	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	23.72%

Fixed Interest Contract	15.80%
International Equity	16.09%
Large-Cap Equity	28.25%
Mid-Cap Equity	10.06%
Small-Cap Equity	6.08%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value	Ending Account Value	Expenses Paid During Period*
(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)

Actual	$1,000.00	$1,040.70	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	17.74%
Fixed Interest Contract	8.86%
International Equity	19.12%
Large-Cap Equity	30.20%
Mid-Cap Equity	16.02%
Small-Cap Equity	8.06%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)

Actual	$1,000.00	$1,045.20	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
International Equity	26.99%
Large-Cap Equity	37.08%
Mid-Cap Equity	22.93%
Small-Cap Equity	13.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)

Actual	$1,000.00	$1,051.60	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Aggressive Profile II, Maxim Conservative Profile II,

Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and

Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
4,795,378	Maxim American Century Growth Portfolio(a)	$50,063,749
4,098,918	Maxim Invesco ADR Portfolio(a)	53,039,996
4,297,548	Maxim Janus Large Cap Growth Portfolio(a)	50,625,116
1,077,602	Maxim Loomis Sayles Small Cap Value Portfolio(a)	23,470,172
4,501,046	Maxim MFS International Growth Portfolio(a)	52,887,285
6,246,475	Maxim MFS International Value Portfolio(a)	52,782,717
5,087,558	Maxim MidCap Value Portfolio(a)	53,622,862
5,626,148	Maxim Putnam Equity Income Portfolio(a)	58,736,990
1,427,272	Maxim Small Cap Growth Portfolio(a)	29,587,341
2,020,476	Maxim Small Cap Value Portfolio(a)	23,417,312
3,854,039	Maxim T. Rowe Price Equity Income Portfolio(a)	58,581,389
1,396,549	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	27,414,260
4,166,785	Putnam Multi-Cap Value Fund A(a)	53,834,863

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $498,815,052)		$588,064,052

TOTAL INVESTMENTS — 100.01% (Cost $498,815,052)		$588,064,052

OTHER ASSETS & LIABILITIES — (0.01)%		$(47,234)

TOTAL NET ASSETS — 100.00%		$588,016,818

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
856,206		Maxim American Century Growth Portfolio(a)	$8,938,789
536,134		Maxim Invesco ADR Portfolio(a)	6,937,567
764,662		Maxim Janus Large Cap Growth Portfolio(a)	9,007,723
591,446		Maxim MFS International Growth Portfolio(a)	6,949,486
817,627		Maxim MFS International Value Portfolio(a)	6,908,951
793,842		Maxim MidCap Value Portfolio(a)	8,367,094
1,421,898		Maxim Putnam Equity Income Portfolio(a)	14,844,615
973,434		Maxim T. Rowe Price Equity Income Portfolio(a)	14,796,196
202,525		Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	3,975,573
650,536		Putnam Multi-Cap Value Fund A(a)	8,404,930

TOTAL EQUITY MUTUAL FUNDS — 30.36% (Cost $76,790,140)			$89,130,924

BOND MUTUAL FUNDS
2,888,080		Maxim Federated Bond Portfolio(a)	30,613,647
2,173,186		Maxim Putnam High Yield Bond Portfolio(a)	17,624,541
1,824,467		Maxim Short Duration Bond Portfolio(a)	18,956,212
3,060,772		Maxim Templeton Global Bond Portfolio(a)	30,821,976
3,310,950		Maxim U.S. Government Mortgage Securities Portfolio(a)	40,824,013

TOTAL BOND MUTUAL FUNDS — 47.28% (Cost $134,151,086)			$138,840,389

Interest			Value

FIXED INTEREST CONTRACT
54,214,666	(b)	Great-West Life & Annuity Contract(a)	65,681,068

TOTAL FIXED INTEREST CONTRACT — 22.37% (Cost $62,497,442)			$65,681,068

TOTAL INVESTMENTS — 100.01% (Cost $273,438,668)			$293,652,381

OTHER ASSETS & LIABILITIES — (0.01)%			$(23,884)

TOTAL NET ASSETS — 100.00%			$293,628,497

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
5,440,730		Maxim American Century Growth Portfolio(a)	$56,801,224
3,888,632		Maxim Invesco ADR Portfolio(a)	50,318,903
4,857,119		Maxim Janus Large Cap Growth Portfolio(a)	57,216,859
649,480		Maxim Loomis Sayles Small Cap Value Portfolio(a)	14,145,684
4,277,551		Maxim MFS International Growth Portfolio(a)	50,261,220
5,927,850		Maxim MFS International Value Portfolio(a)	50,090,336
2,895,318		Maxim MidCap Value Portfolio(a)	30,516,657
7,224,174		Maxim Putnam Equity Income Portfolio(a)	75,420,375
1,382,849		Maxim Small Cap Growth Portfolio(a)	28,666,455
1,220,670		Maxim Small Cap Value Portfolio(a)	14,147,561
4,942,677		Maxim T. Rowe Price Equity Income Portfolio(a)	75,128,697
1,680,992		Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	32,997,868
2,372,045		Putnam Multi-Cap Value Fund A(a)	30,646,815

TOTAL EQUITY MUTUAL FUNDS — 60.49% (Cost $459,242,764)			$566,358,654

BOND MUTUAL FUNDS
6,089,747		Maxim Federated Bond Portfolio(a)	64,551,320
3,441,600		Maxim Putnam High Yield Bond Portfolio(a)	27,911,374
6,461,030		Maxim Templeton Global Bond Portfolio(a)	65,062,574
5,238,999		Maxim U.S. Government Mortgage Securities Portfolio(a)	64,596,863

TOTAL BOND MUTUAL FUNDS — 23.72% (Cost $210,683,858)			$222,122,131

Interest			Value

FIXED INTEREST CONTRACT
122,131,416	(b)	Great-West Life & Annuity Contract(a)	147,962,210

TOTAL FIXED INTEREST CONTRACT — 15.80% (Cost $141,399,948)			$147,962,210

TOTAL INVESTMENTS — 100.01% (Cost $811,326,570)			$936,442,995

OTHER ASSETS & LIABILITIES — (0.01)%			$(75,963)

TOTAL NET ASSETS — 100.00%			$936,367,032

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
1,150,679		Maxim American Century Growth Portfolio(a)	$12,013,093
905,337		Maxim Invesco ADR Portfolio(a)	11,715,062
1,031,826		Maxim Janus Large Cap Growth Portfolio(a)	12,154,909
211,540		Maxim Loomis Sayles Small Cap Value Portfolio(a)	4,607,335
998,384		Maxim MFS International Growth Portfolio(a)	11,731,014
1,379,014		Maxim MFS International Value Portfolio(a)	11,652,670
1,101,260		Maxim MidCap Value Portfolio(a)	11,607,277
1,501,516		Maxim Putnam Equity Income Portfolio(a)	15,675,827
269,426		Maxim Small Cap Growth Portfolio(a)	5,585,191
396,726		Maxim Small Cap Value Portfolio(a)	4,598,056
1,027,732		Maxim T. Rowe Price Equity Income Portfolio(a)	15,621,527
312,925		Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	6,142,727
902,548		Putnam Multi-Cap Value Fund A(a)	11,660,926

TOTAL EQUITY MUTUAL FUNDS — 73.41% (Cost $118,558,442)			$134,765,614

BOND MUTUAL FUNDS
850,520		Maxim Federated Bond Portfolio(a)	9,015,512
672,308		Maxim Putnam High Yield Bond Portfolio(a)	5,452,421
902,233		Maxim Templeton Global Bond Portfolio(a)	9,085,480
731,461		Maxim U.S. Government Mortgage Securities Portfolio(a)	9,018,915

TOTAL BOND MUTUAL FUNDS — 17.74% (Cost $32,025,667)			$32,572,328

Interest			Value
FIXED INTEREST CONTRACT
13,422,139	(b)	Great-West Life & Annuity Contract(a)	16,260,921

TOTAL FIXED INTEREST CONTRACT — 8.86% (Cost $15,944,603)			$16,260,921

TOTAL INVESTMENTS — 100.01% (Cost $166,528,712)			$183,598,863

OTHER ASSETS & LIABILITIES — (0.01)%			$(14,734)

TOTAL NET ASSETS — 100.00%			$183,584,129

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
298,792		Maxim American Century Growth Portfolio(a)	$3,119,390
178,105		Maxim Invesco ADR Portfolio(a)	2,304,684
267,816		Maxim Janus Large Cap Growth Portfolio(a)	3,154,871
42,812		Maxim Loomis Sayles Small Cap Value Portfolio(a)	932,454
195,451		Maxim MFS International Growth Portfolio(a)	2,296,546
269,808		Maxim MFS International Value Portfolio(a)	2,279,881
186,711		Maxim MidCap Value Portfolio(a)	1,967,932
387,702		Maxim Putnam Equity Income Portfolio(a)	4,047,608
80,144		Maxim Small Cap Value Portfolio(a)	928,864
265,599		Maxim T. Rowe Price Equity Income Portfolio(a)	4,037,098
52,631		Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	1,033,157
152,688		Putnam Multi-Cap Value Fund A(a)	1,972,734

TOTAL EQUITY MUTUAL FUNDS — 45.76% (Cost $25,391,992)			$28,075,219

BOND MUTUAL FUNDS
511,660		Maxim Federated Bond Portfolio(a)	5,423,591
375,604		Maxim Putnam High Yield Bond Portfolio(a)	3,046,152
545,548		Maxim Templeton Global Bond Portfolio(a)	5,493,668
488,556		Maxim U.S. Government Mortgage Securities Portfolio(a)	6,023,892

TOTAL BOND MUTUAL FUNDS — 32.58% (Cost $19,712,734)			$19,987,303

Interest			Value
FIXED INTEREST CONTRACT
10,973,632	(b)	Great-West Life & Annuity Contract(a)	13,294,555

TOTAL FIXED INTEREST CONTRACT — 21.67% (Cost $13,000,276)			$13,294,555

TOTAL INVESTMENTS — 100.01% (Cost $58,105,002)			$61,357,077

OTHER ASSETS & LIABILITIES — (0.01)%			$(4,882)

TOTAL NET ASSETS — 100.00%			$61,352,195

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Aggressive Profile II Portfolio	Maxim Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$588,064,052	$293,652,381	$936,442,995
Subscriptions receivable	3,689,718	542,172	1,353,249
Receivable for investments sold	–	339,529	988,540

Total Assets	591,753,770	294,534,082	938,784,784

LIABILITIES:
Payable to investment adviser	47,234	23,884	75,963
Redemptions payable	3,522,333	881,701	2,341,789
Payable for investments purchased	167,385	–	–

Total Liabilities	3,736,952	905,585	2,417,752

NET ASSETS	$588,016,818	$293,628,497	$936,367,032

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,085,110	$3,214,062	$11,634,062
Paid-in capital in excess of par	619,929,590	286,228,917	946,397,721
Net unrealized appreciation on investments	89,249,000	20,213,713	125,116,425
(Over)distributed net investment income	(15,769)	(13,493)	(36,186)
Accumulated net realized (loss) on investments	(129,231,113)	(16,014,702)	(146,744,990)

TOTAL NET ASSETS	$588,016,818	$293,628,497	$936,367,032

CAPITAL STOCK:
Authorized	175,000,000	100,000,000	200,000,000
Issued and Outstanding	80,851,098	32,140,618	116,340,622

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.27	$9.14	$8.05

(a) Cost of investments, affiliated	$498,815,052	$273,438,668	$811,326,570

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Moderately Aggressive Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$183,598,863	$61,357,077
Subscriptions receivable	279,304	39,111
Receivable for investments sold	–	26,294

Total Assets	183,878,167	61,422,482

LIABILITIES:
Payable to investment adviser	14,734	4,882
Redemptions payable	190,221	65,405
Payable for investments purchased	89,083	–

Total Liabilities	294,038	70,287

NET ASSETS	$183,584,129	$61,352,195

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,918,521	$644,573
Paid-in capital in excess of par	157,963,728	59,486,907
Net unrealized appreciation on investments	17,070,151	3,252,075
(Over)distributed net investment income	(5,043)	(2,186)
Accumulated net realized gain (loss) on investments	6,636,772	(2,029,174)

TOTAL NET ASSETS	$183,584,129	$61,352,195

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	19,185,213	6,445,733

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.57	$9.52

(a) Cost of investments, affiliated	$166,528,712	$58,105,002

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Aggressive Profile II Portfolio	Maxim Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$788,151	$2,384,659	$4,522,968

Total Income	788,151	2,384,659	4,522,968

EXPENSES:
Management fees	293,662	143,851	465,563

Total Expenses	293,662	143,851	465,563

NET INVESTMENT INCOME	494,489	2,240,808	4,057,405

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	(5,903,454)	14,655,043	41,329,064
Change in net unrealized appreciation (depreciation) on investments	35,710,628	(7,647,873)	(7,728,881)

Net realized and unrealized gain on investments	29,807,174	7,007,170	33,600,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,301,663	$9,247,978	$37,657,588

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Moderately Aggressive Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$736,092	$366,587

Total Income	736,092	366,587

EXPENSES:
Management fees	88,356	28,966

Total Expenses	88,356	28,966

NET INVESTMENT INCOME	647,736	337,621

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	29,615,997	4,990,712
Change in net unrealized depreciation on investments	(22,004,668)	(3,234,322)

Net realized and unrealized gain on investments	7,611,329	1,756,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,259,065	$2,094,011

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Aggressive Profile II Portfolio

OPERATIONS:
Net investment income	$494,489	$4,529,504
Net realized loss from investments, affiliated	(5,903,454)	(42,218,268)
Capital gain distributions received, affiliated	–	3,912,953
Change in net unrealized appreciation on investments	35,710,628	123,291,243

Net increase in net assets resulting from operations	30,301,663	89,515,432

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(520,964)	(4,518,798)
From net realized gains	–	(1,685,413)

Total Distributions	(520,964)	(6,204,211)

CAPITAL SHARE TRANSACTIONS:
Shares sold	110,122,540	271,138,882
Shares issued in reinvestment of distributions	520,964	6,204,211
Shares redeemed	(181,106,531)	(271,170,646)

Net increase (decrease) in net assets resulting from share transactions	(70,463,027)	6,172,447

Total Increase (Decrease) in Net Assets	(40,682,328)	89,483,668

NET ASSETS:
Beginning of period	628,699,146	539,215,478

End of period (a)	$588,016,818	$628,699,146

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	15,284,062	43,883,346
Shares issued in reinvestment of distributions	74,851	946,760
Shares redeemed	(25,407,241)	(43,306,488)

Net Increase (Decrease)	(10,048,328)	1,523,618

(a) Including (over)distributed net investment income and undistributed net investment income	$(15,769)	$10,706

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$2,240,808	$6,468,279
Net realized gain on investments, affiliated	14,655,043	6,681,501
Capital gain distributions received, affiliated	–	1,172,146
Change in net unrealized appreciation (depreciation) on investments	(7,647,873)	10,404,002

Net increase in net assets resulting from operations	9,247,978	24,725,928

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,254,302)	(6,468,292)
From net realized gains	–	(6,928,186)

Total Distributions	(2,254,302)	(13,396,478)

CAPITAL SHARE TRANSACTIONS:
Shares sold	68,696,387	171,146,744
Shares issued in reinvestment of distributions	2,254,302	13,396,478
Shares redeemed	(96,792,641)	(138,145,986)

Net increase (decrease) in net assets resulting from share transactions	(25,841,952)	46,397,236

Total Increase (Decrease) in Net Assets	(18,848,276)	57,726,686

NET ASSETS:
Beginning of period	312,476,773	254,750,087

End of period (a)	$293,628,497	$312,476,773

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,550,975	19,435,988
Shares issued in reinvestment of distributions	249,923	1,520,812
Shares redeemed	(10,690,267)	(15,680,078)

Net Increase (Decrease)	(2,889,369)	5,276,722

(a) Including (overdistributed) net investment income:	$(13,493)	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderate Profile II Portfolio

OPERATIONS:
Net investment income	$4,057,405	$14,086,087
Net realized gain (loss) from investments, affiliated	41,329,064	(14,203,205)
Capital gain distributions received, affiliated	–	5,435,756
Change in net unrealized appreciation (depreciation) on investments	(7,728,881)	106,082,336

Net increase in net assets resulting from operations	37,657,588	111,400,974

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,100,162)	(14,079,517)
From net realized gains	–	(20,617,814)

Total Distributions	(4,100,162)	(34,697,331)

CAPITAL SHARE TRANSACTIONS:
Shares sold	158,083,158	423,649,144
Shares issued in reinvestment of distributions	4,100,162	34,697,331
Shares redeemed	(295,900,961)	(356,288,355)

Net increase (decrease) in net assets resulting from share transactions	(133,717,641)	102,058,120

Total Increase (Decrease) in Net Assets	(100,160,215)	178,761,763

NET ASSETS:
Beginning of period	1,036,527,247	857,765,484

End of period (a)	$936,367,032	$1,036,527,247

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	19,770,595	57,848,471
Shares issued in reinvestment of distributions	522,980	4,564,418
Shares redeemed	(37,363,273)	(48,030,896)

Net Increase (Decrease)	(17,069,698)	14,381,993

(a) Including (over)distributed net investment income and undistributed net investment income	$(36,186)	$6,570

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderately Aggressive Profile II Portfolio

OPERATIONS:
Net investment income	$647,736	$3,765,809
Net realized gain on investments, affiliated	29,615,997	4,311,485
Capital gain distributions received, affiliated	–	1,606,054
Change in net unrealized appreciation (depreciation) on investments	(22,004,668)	30,854,949

Net increase in net assets resulting from operations	8,259,065	40,538,297

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(656,050)	(3,762,538)
From net realized gains	–	(7,067,976)

Total Distributions	(656,050)	(10,830,514)

CAPITAL SHARE TRANSACTIONS:
Shares sold	47,466,150	218,651,384
Shares issued in reinvestment of distributions	656,050	10,830,514
Shares redeemed	(173,828,275)	(71,882,851)

Net increase (decrease) in net assets resulting from share transactions	(125,706,075)	157,599,047

Total Increase (Decrease) in Net Assets	(118,103,060)	187,306,830

NET ASSETS:
Beginning of period	301,687,189	114,380,359

End of period (a)	$183,584,129	$301,687,189

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,009,838	26,198,862
Shares issued in reinvestment of distributions	70,771	1,202,425
Shares redeemed	(18,728,809)	(8,170,365)

Net Increase (Decrease)	(13,648,200)	19,230,922

(a) Including (over)distributed net investment income and undistributed net investment income	$(5,043)	$3,271

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderately Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$337,621	$1,391,725
Net realized gain on investments, affiliated	4,990,712	4,878,293
Capital gain distributions received, affiliated	–	391,514
Change in net unrealized appreciation (depreciation) on investments	(3,234,322)	1,834,045

Net increase in net assets resulting from operations	2,094,011	8,495,577

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(340,387)	(1,391,145)
From net realized gains	–	(4,441,311)

Total Distributions	(340,387)	(5,832,456)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,360,346	70,505,482
Shares issued in reinvestment of distributions	340,387	5,832,456
Shares redeemed	(46,914,162)	(26,704,889)

Net increase (decrease) in net assets resulting from share transactions	(31,213,429)	49,633,049

Total Increase (Decrease) in Net Assets	(29,459,805)	52,296,170

NET ASSETS:
Beginning of period	90,812,000	38,515,830

End of period (a)	$61,352,195	$90,812,000

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,621,913	7,778,032
Shares issued in reinvestment of distributions	36,444	634,340
Shares redeemed	(5,027,108)	(2,889,153)

Net Increase (Decrease)	(3,368,751)	5,523,219

(a) Including (over)distributed net investment income and undistributed net investment income	$(2,186)	$580

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Aggressive Profile II Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$6.92		$6.03	$4.66	$8.67	$9.25	$9.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.05	0.05	0.06	0.12	0.22
Capital gain distributions received	–		0.04	0.01	0.23	0.64	0.77
Net realized and unrealized gain (loss)	0.35		0.87	1.47	(3.53)	(0.10)	0.41

Total Income (Loss) From Investment Operations	0.36		0.96	1.53	(3.24)	0.66	1.40

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.05)	(0.05)	(0.06)	(0.12)	(0.22)
From net realized gains	–		(0.02)	(0.11)	(0.71)	(1.12)	(1.37)

Total Distributions	(0.01)		(0.07)	(0.16)	(0.77)	(1.24)	(1.59)

NET ASSET VALUE, END OF PERIOD	$7.27		$6.92	$6.03	$4.66	$8.67	$9.25

TOTAL RETURN(a)	5.16%	(b)	15.95%	33.02%	(39.90%)	7.35%	15.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$588,017		$628,699	$539,215	$407,567	$754,558	$779,700
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.17%	(d)	0.78%	0.83%	0.90%	1.26%	2.22%
Portfolio turnover rate	23%	(b)	30%	23%	59%	17%	22%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Conservative Profile II Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$8.92		$8.56	$7.48	$9.29	$9.50	$9.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.20	0.23	0.35	0.30	0.32
Capital gain distributions received	–		0.03	0.02	0.14	0.20	0.26
Net realized and unrealized gain (loss)	0.22		0.53	1.26	(1.73)	0.01	0.17

Total Income (Loss) From Investment Operations	0.29		0.76	1.51	(1.24)	0.51	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)	(0.24)	(0.34)	(0.30)	(0.32)
From net realized gains	–		(0.20)	(0.19)	(0.23)	(0.42)	(0.39)

Total Distributions	(0.07)		(0.40)	(0.43)	(0.57)	(0.72)	(0.71)

NET ASSET VALUE, END OF PERIOD	$9.14		$8.92	$8.56	$7.48	$9.29	$9.50

TOTAL RETURN(a)	3.27%	(b)	9.02%	20.51%	(13.67%)	5.69%	8.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$293,628		$312,477	$254,750	$195,710	$234,332	$219,625
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.56%	(d)	2.31%	2.92%	4.05%	3.23%	3.25%
Portfolio turnover rate	18%	(b)	33%	32%	52%	27%	23%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderate Profile II Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$7.77		$7.21	$6.08	$8.72	$9.09	$9.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.11	0.12	0.21	0.21	0.26
Capital gain distributions received	–		0.04	0.02	0.21	0.40	0.52
Net realized and unrealized gain (loss)	0.28		0.68	1.34	(2.36)	0.02	0.29

Total Income (Loss) From Investment Operations	0.32		0.83	1.48	(1.94)	0.63	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.11)	(0.12)	(0.21)	(0.21)	(0.26)
From net realized gains	–		(0.16)	(0.23)	(0.49)	(0.79)	(0.89)

Total Distributions	(0.04)		(0.27)	(0.35)	(0.70)	(1.00)	(1.15)

NET ASSET VALUE, END OF PERIOD	$8.05		$7.77	$7.21	$6.08	$8.72	$9.09

TOTAL RETURN(a)	4.07%	(b)	11.57%	24.67%	(23.14%)	7.22%	12.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$936,367		$1,036,527	$857,765	$793,846	$1,118,812	$1,125,322
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.87%	(d)	1.47%	1.66%	2.73%	2.34%	2.78%
Portfolio turnover rate	21%	(b)	31%	25%	54%	23%	21%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderately Aggressive Profile II Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.19		$8.41	$6.65	$10.47	$10.95	$10.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.12	0.12	0.23	0.26	0.33
Capital gain distributions received	–		0.05	0.02	0.25	0.57	0.71
Net realized and unrealized gain (loss)	0.38		0.94	1.78	(3.51)	(0.04)	0.37

Total Income (Loss) From Investment Operations	0.41		1.11	1.92	(3.03)	0.79	1.41

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.12)	(0.13)	(0.22)	(0.26)	(0.33)
From net realized gains	–		(0.21)	(0.03)	(0.57)	(1.01)	(0.25)

Total Distributions	(0.03)		(0.33)	(0.16)	(0.79)	(1.27)	(0.58)

NET ASSET VALUE, END OF PERIOD	$9.57		$9.19	$8.41	$6.65	$10.47	$10.95

TOTAL RETURN(a)	4.52%	(b)	13.35%	28.93%	(30.25%)	7.44%	13.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$183,584		$301,687	$114,380	$68,352	$95,203	$90,577
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.74%	(d)	1.48%	1.68%	2.78%	2.35%	3.01%
Portfolio turnover rate	34%	(b)	26%	36%	72%	42%	33%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderately Conservative Profile II Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.25		$8.98	$7.71	$10.14	$10.42	$9.90

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.16	0.26	0.29	0.28	0.29
Capital gain distributions received	–		0.04	0.02	0.20	0.37	0.47
Net realized and unrealized gain (loss)	0.27		0.71	1.43	(2.27)	0.01	0.24

Total Income (Loss) From Investment Operations	0.32		0.91	1.71	(1.78)	0.66	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.16)	(0.27)	(0.28)	(0.28)	(0.29)
From net realized gains	–		(0.48)	(0.17)	(0.37)	(0.66)	(0.19)

Total Distributions	(0.05)		(0.64)	(0.44)	(0.65)	(0.94)	(0.48)

NET ASSET VALUE, END OF PERIOD	$9.52		$9.25	$8.98	$7.71	$10.14	$10.42

TOTAL RETURN(a)	3.52%	(b)	10.31%	22.30%	(18.16%)	6.60%	10.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$61,352		$90,812	$38,516	$27,892	$28,303	$21,372
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.17%	(d)	1.91%	2.11%	3.53%	2.80%	2.75%
Portfolio turnover rate	31%	(b)	36%	59%	64%	61%	38%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

June 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio was capitalized on July 29, 2011. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

  Semi-Annual Report - June 30, 2011

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of June 30, 2011, the levels of each Portfolio’s investments were as follows:

Maxim Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$588,064,052	$0	$0	$588,064,052

Maxim Conservative Profile II Portfolio
Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$89,130,924	$-	$-	$89,130,924
Bond mutual funds	138,840,389	-	-	138,840,389
Fixed interest contract	-	-	65,681,068	65,681,068

Total	$227,971,213	$0	$65,681,068	$293,652,381

Maxim Moderate Profile II Portfolio
Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$566,358,654	$-	$-	$566,358,654
Bond mutual funds	222,122,131	-	-	222,122,131
Fixed interest contract	-	-	147,962,210	147,962,210

Total	$788,480,785	$0	$147,962,210	$936,442,995

  Semi-Annual Report - June 30, 2011

Maxim Moderately Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$134,765,614	$-	$-	$134,765,614
Bond mutual funds	32,572,328	-	-	32,572,328
Fixed interest contract	-	-	16,260,921	16,260,921

Total	$167,337,942	$0	$16,260,921	$183,598,863

Maxim Moderately Conservative Profile II Portfolio
Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$28,075,219	$-	$-	$28,075,219
Bond mutual funds	19,987,303	-	-	19,987,303
Fixed interest contract	-	-	13,294,555	13,294,555

Total	$48,062,522	$0	$13,294,555	$61,357,077

The Portfolios recognize transfers between the levels as of the beginning of the period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the quarter ended June 30, 2011:

	Maxim Conservative	Maxim Moderate	Maxim Moderately Aggressive	Maxim Moderately Conservative
Description	Profile II Portfolio	Profile II Portfolio	Profile II Portfolio	Profile II Portfolio
Beginning Balance, January 1, 2011	$69,917,585	$164,624,040	$26,923,289	$19,851,825

Total realized gains (or losses)	1,195,845	3,310,255	386,568	321,974

Total unrealized gains (or losses)	(1,640,639)	(4,894,973)	(589,680)	(496,602)

Purchases	5,288,184	11,210,456	3,728,979	2,441,266

Sales	(9,079,907)	(26,287,568)	(14,188,235)	(8,823,908)

Transfers into Level 3(a)	-	-	-	-
Transfers (out of) Level 3(a)	-	-	-	-

Ending Balance, June 30, 2011	$65,681,068	$147,962,210	$16,260,921	$13,294,555

(a) Transfers into (out of) Level 3 are from (to) Level 2 and are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Risk Factors

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Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

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Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the six months from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service was moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the six months ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are

  Semi-Annual Report - June 30, 2011

exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policyholder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and Maxim permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Contracts may be terminated by GWL&A or the Maxim Profile Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Maxim Profile Portfolios to the GWLA Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. . Below is a summary of the transactions for each underlying Investment during the period ended June 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Aggressive Profile II Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	4,795,378	$ —	$ 49,012,604	$ 291,560	$ (2,253)	$ —	$ 50,063,749
Maxim Invesco ADR Portfolio	4,098,918	57,283,324	4,764,007	15,361,622	(5,289,135)	—	53,039,996
Maxim Janus Large Cap Growth Portfolio	4,297,548	106,094,453	7,491,602	59,873,824	2,520,195	—	50,625,116
Maxim Loomis Sayles Small Cap Value Portfolio	1,077,602	25,109,132	1,356,444	4,142,843	362,192	7,600	23,470,172
Maxim MFS International Growth Portfolio	4,501,046	56,824,173	3,061,582	12,367,526	(1,992,853)	—	52,887,285
Maxim MFS International Value Portfolio	6,246,475	56,928,699	2,339,871	16,949,750	(6,983,212)	—	52,782,717
Maxim MidCap Value Portfolio	5,087,558	57,520,753	2,117,401	10,136,043	65,664	132,518	53,622,862
Maxim Putnam Equity Income Portfolio	5,626,148	—	56,938,225	675,638	13,999	—	58,736,990
Maxim Small Cap Growth Portfolio	1,427,272	31,123,267	2,181,602	5,988,392	976,201	—	29,587,341
Maxim Small Cap Value Portfolio	2,020,476	25,071,798	1,712,078	3,817,354	666,995	1,809	23,417,312
Maxim T. Rowe Price Equity Income Portfolio	3,854,039	63,053,369	3,222,883	13,697,719	(3,714,106)	433,490	58,581,389
Maxim T. Rowe Price Mid Cap Growth Portfolio	1,396,549	29,087,608	1,020,687	3,357,407	1,264,873	—	27,414,260
Putnam Equity Income Fund	—	62,848,340	2,458,358	61,324,539	6,158,969	212,734	—
Putnam Multi-Cap Value Fund A	4,166,785	57,759,467	2,686,082	8,730,168	49,017	—	53,834,863

					$ (5,903,454)	$ 788,151	$ 588,064,052

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Maxim Conservative Profile II Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	54,214,666	$ 69,917,585	$ 5,288,184	$ 9,079,907	$ 1,195,845	$ —	$ 65,681,068
Maxim American Century Growth Portfolio	856,206	—	8,740,063	41,030	1,131	—	8,938,789
Maxim Federated Bond Portfolio	2,888,080	32,766,944	2,634,176	4,581,444	377,544	475,306	30,613,647
Maxim Invesco ADR Portfolio ADR	536,134	7,403,124	801,547	923,762	492,826	—	6,937,567
Maxim Janus Large Cap Growth Portfolio	764,662	18,696,016	2,142,961	8,586,813	3,173,178	—	9,007,723
Maxim MFS International Growth Portfolio	591,446	7,375,485	681,842	916,939	632,159	—	6,949,486
Maxim MFS International Value Portfolio	817,627	7,357,675	549,782	905,767	544,739	—	6,908,951
Maxim MidCap Value Portfolio	793,842	8,871,490	677,041	892,284	939,754	20,161	8,367,094
Maxim Putnam Equity Income Portfolio	1,421,898	—	14,406,160	184,941	5,317	—	14,844,615
Maxim Putnam High Yield Bond Portfolio	2,173,186	12,510,792	6,851,630	1,384,922	447,096	463,370	17,624,541
Maxim Short Duration Bond Portfolio	1,824,467	20,210,699	1,657,451	2,967,111	107,781	240,549	18,956,212
Maxim T. Rowe Price Equity Income Portfolio	973,434	15,737,980	1,343,308	1,820,979	1,049,953	107,091	14,796,196
Maxim T. Rowe Price Mid Cap Growth Portfolio	202,525	4,167,739	387,958	688,967	172,327	—	3,975,573
Maxim Templeton Global Bond Portfolio	3,060,772	32,896,334	2,335,119	4,847,206	608,047	376,965	30,821,976
Maxim U.S. Government Mortgage Securities Portfolio	3,310,950	43,638,847	3,685,280	6,669,386	262,363	598,802	40,824,013
Putnam Equity Income Fund	—	15,687,152	881,254	13,915,754	3,199,119	52,208	—
Putnam High Yield Advantage Fund A	—	6,343,444	108,798	6,095,803	453,318	50,207	—
Putnam Multi-Cap Value Fund A	650,536	8,898,037	902,244	750,870	992,546	—	8,404,930

					$ 14,655,043	$ 2,384,659	$ 293,652,381

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Maxim Moderate Profile II Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	122,131,416	$ 164,624,040	$ 11,210,456	$ 26,287,568	$ 3,310,255	$ —	$ 147,962,210
Maxim American Century Growth Portfolio	5,440,730	—	55,497,289	219,630	3,683	—	56,801,224
Maxim Federated Bond Portfolio	6,089,747	72,328,015	5,473,770	12,624,672	998,259	1,021,981	64,551,320
Maxim Invesco ADR Portfolio	3,888,632	56,087,012	3,863,796	14,004,248	(3,342,559)	—	50,318,903
Maxim Janus Large Cap Growth Portfolio	4,857,119	123,813,415	7,716,885	61,498,237	12,312,552	—	57,216,859
Maxim Loomis Sayles Small Cap Value Portfolio	649,480	15,566,899	772,496	1,678,601	1,426,987	4,513	14,145,684
Maxim MFS International Growth Portfolio	4,277,551	55,741,484	2,702,360	12,768,906	(1,424,042)	—	50,261,220
Maxim MFS International Value Portfolio	5,927,850	55,739,339	1,753,273	9,425,880	1,237,664	—	50,090,336
Maxim MidCap Value Portfolio	2,895,318	33,740,658	1,156,663	3,323,734	3,451,523	74,412	30,516,657
Maxim Putnam Equity Income Portfolio	7,224,174	—	72,791,098	546,447	14,803	—	75,420,375
Maxim Putnam High Yield Bond Portfolio	3,441,600	20,711,476	10,792,651	3,425,660	325,901	743,842	27,911,374
Maxim Small Cap Growth Portfolio	1,382,849	30,872,842	2,484,031	6,152,335	1,691,152	—	28,666,455
Maxim Small Cap Value Portfolio	1,220,670	15,543,840	1,057,725	1,703,988	1,433,343	1,074	14,147,561
Maxim T. Rowe Price Equity Income Portfolio	4,942,677	83,394,801	3,512,118	15,201,168	(430,615)	550,923	75,128,697
Maxim T. Rowe Price Mid Cap Growth Portfolio	1,680,992	36,041,905	1,658,329	3,185,318	3,859,960	—	32,997,868
Maxim Templeton Global Bond Portfolio	6,461,030	72,617,678	4,057,121	14,001,529	(150,327)	809,489	65,062,574
Maxim U.S. Government Mortgage Securities Portfolio	5,238,999	72,240,927	5,798,426	13,571,975	568,937	965,968	64,596,863
Putnam Equity Income Fund	—	83,123,536	2,098,780	76,788,556	11,285,088	269,887	—
Putnam High Yield Advantage Fund A	—	10,504,210	152,929	9,591,765	1,207,031	80,879	—
Putnam Multi-Cap Value Fund A	2,372,045	33,843,655	1,790,789	2,704,684	3,549,469	—	30,646,815

					$ 41,329,064	$ 4,522,968	$ 936,442,995

  Semi-Annual Report - June 30, 2011

Maxim Moderately Aggressive Profile II Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	13,422,139	$ 26,923,289	$ 3,728,979	$ 14,188,235	$ 386,568	$ —	$ 16,260,921
Maxim American Century Growth Portfolio	1,150,679	—	11,703,470	12,693	75	—	12,013,093
Maxim Federated Bond Portfolio	850,520	15,020,279	2,136,967	8,004,977	170,370	138,242	9,015,512
Maxim Invesco ADR Portfolio	905,337	19,363,261	2,526,156	8,824,558	1,542,689	—	11,715,062
Maxim Janus Large Cap Growth Portfolio	1,031,826	38,994,300	5,479,013	28,089,620	4,388,397	—	12,154,909
Maxim Loomis Sayles Small Cap Value Portfolio	211,540	7,542,426	903,291	3,126,814	996,331	1,465	4,607,335
Maxim MFS International Growth Portfolio	998,384	19,238,545	2,265,563	8,294,297	2,084,565	—	11,731,014
Maxim MFS International Value Portfolio	1,379,014	19,243,656	1,981,492	8,282,410	1,924,476	—	11,652,670
Maxim MidCap Value Portfolio	1,101,260	19,104,664	2,091,615	7,641,476	2,857,474	28,100	11,607,277
Maxim Putnam Equity Income Portfolio	1,501,516	—	15,052,438	36,044	829	—	15,675,827
Maxim Putnam High Yield Bond Portfolio	672,308	6,021,343	2,690,078	3,097,249	197,241	144,351	5,452,421
Maxim Small Cap Growth Portfolio	269,426	8,975,244	1,231,369	3,879,546	1,364,996	—	5,585,191
Maxim Small Cap Value Portfolio	396,726	7,531,116	960,503	2,997,612	1,111,936	349	4,598,056
Maxim T. Rowe Price Equity Income Portfolio	1,027,732	25,758,834	3,094,414	10,690,583	3,219,802	113,473	15,621,527
Maxim T. Rowe Price Mid Cap Growth Portfolio	312,925	9,999,068	1,198,050	4,206,381	1,282,731	—	6,142,727
Maxim Templeton Global Bond Portfolio	902,233	15,080,116	1,930,746	7,312,042	922,681	112,177	9,085,480
Maxim U.S. Government Mortgage Securities Portfolio	731,461	15,001,939	2,167,606	8,330,722	(103,110)	130,856	9,018,915
Putnam Equity Income Fund	—	25,675,604	2,683,780	24,739,517	4,305,209	53,078	—
Putnam High Yield Advantage Fund A	—	3,053,307	121,646	3,046,849	163,739	14,001	—
Putnam Multi-Cap Value Fund A	902,548	19,162,753	2,353,078	7,584,844	2,798,998	—	11,660,926

					$ 29,615,997	$ 736,092	$ 183,598,863

  Semi-Annual Report - June 30, 2011

Maxim Moderately Conservative Profile II Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	10,973,632	$ 19,851,825	$ 2,441,266	$ 8,823,908	$ 321,974	$ —	$ 13,294,555
Maxim American Century Growth Portfolio	298,792	—	3,040,339	5,011	60	—	3,119,390
Maxim Federated Bond Portfolio	511,660	8,154,934	1,040,177	3,684,532	109,095	81,513	5,423,591
Maxim Invesco ADR Portfolio	178,105	3,384,664	495,812	1,396,752	223,137	—	2,304,684
Maxim Janus Large Cap Growth Portfolio	267,816	9,046,223	1,217,336	6,364,571	768,525	—	3,154,871
Maxim Loomis Sayles Small Cap Value Portfolio	42,812	1,364,514	176,438	500,093	165,237	292	932,454
Maxim MFS International Growth Portfolio	195,451	3,358,103	454,510	1,346,275	295,047	—	2,296,546
Maxim MFS International Value Portfolio	269,808	3,355,140	397,411	1,330,879	271,245	—	2,279,881
Maxim MidCap Value Portfolio	186,711	2,884,905	360,796	1,084,444	342,641	4,681	1,967,932
Maxim Putnam Equity Income Portfolio	387,702	—	3,921,429	42,690	1,008	—	4,047,608
Maxim Putnam High Yield Bond Portfolio	375,604	3,023,720	1,437,757	1,343,967	90,383	78,586	3,046,152
Maxim Small Cap Value Portfolio	80,144	1,362,457	188,320	481,515	183,644	69	928,864
Maxim T. Rowe Price Equity Income Portfolio	265,599	5,939,378	767,373	2,364,500	473,242	28,831	4,037,098
Maxim T. Rowe Price Mid Cap Growth Portfolio	52,631	1,498,813	196,496	559,564	173,408	—	1,033,157
Maxim Templeton Global Bond Portfolio	545,548	8,186,528	999,081	3,504,940	369,219	65,713	5,493,668
Maxim U.S. Government Mortgage Securities Portfolio	488,556	9,050,043	1,160,295	4,288,820	(48,908)	85,612	6,023,892
Putnam Equity Income Fund	—	5,920,498	590,471	5,842,989	831,328	13,371	—
Putnam High Yield Advantage Fund A	—	1,537,442	36,556	1,511,713	80,318	7,919	—
Putnam Multi-Cap Value Fund A	152,688	2,893,569	389,422	1,055,476	340,109	—	1,972,734

					$ 4,990,712	$ 366,587	$ 61,357,077

  Semi-Annual Report - June 30, 2011

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Aggressive Profile II Portfolio	$140,363,426	$210,810,931
Maxim Conservative Profile II Portfolio	54,074,798	79,908,930
Maxim Moderate Profile II Portfolio	196,340,985	330,033,964
Maxim Moderately Aggressive Profile II Portfolio	66,300,254	192,002,466
Maxim Moderately Conservative Profile II Portfolio	19,311,285	50,523,354

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ Depreciation
Maxim Aggressive Profile II Portfolio	$641,808,801	$17,769,718	$(71,514,467)	$(53,744,749)
Maxim Conservative Profile II Portfolio	304,578,204	6,726,860	(17,652,683)	(10,925,823)
Maxim Moderate Profile II Portfolio	1,016,090,054	20,143,947	(99,791,006)	(79,647,059)
Maxim Moderately Aggressive Profile II Portfolio	193,401,548	3,017,082	(12,819,767)	(9,802,685)
Maxim Moderately Conservative Profile II Portfolio	65,895,138	604,769	(5,142,830)	(4,538,061)

3. DISTRIBUTIONS TO SHAREHOLDERS

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

  Semi-Annual Report - June 30, 2011

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio

Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011